Property and Equipment Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, at cost, consists of the following at December 31:

	December 31,
	2012	2011
Network equipment	$222,309	$204,840
Computer and office equipment	21,243	21,060
Capitalized software costs	8,736	5,847
Furniture and fixtures and other	8,714	9,370
Leasehold improvements	6,913	6,768
	267,915	247,885
Less accumulated depreciation and amortization	(199,534)	(167,397)
	$68,381	$80,488